Quarterly Report
March 31, 2021
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Automotive – 1.8%
Copart, Inc. (a)	67,518	$7,333,130
Biotechnology – 1.8%
Adaptive Biotechnologies Corp. (a)	43,698	$1,759,282
Alnylam Pharmaceuticals, Inc. (a)	17,954	2,534,925
Exelixis, Inc. (a)	66,236	1,496,271
Seagen, Inc. (a)	13,949	1,936,958
		$7,727,436
Brokerage & Asset Managers – 1.9%
NASDAQ, Inc.	34,173	$5,039,151
Tradeweb Markets, Inc.	40,082	2,966,068
		$8,005,219
Business Services – 10.4%
Clarivate PLC (a)	255,578	$6,744,703
CoStar Group, Inc. (a)	6,678	5,488,581
Equifax, Inc.	22,976	4,161,643
Global Payments, Inc.	16,289	3,283,537
IHS Markit Ltd.	10,132	980,575
MSCI, Inc.	21,306	8,933,180
Paysafe Ltd. (a)	67,010	904,635
Tyler Technologies, Inc. (a)	13,104	5,563,041
Verisk Analytics, Inc., “A”	42,737	7,551,201
		$43,611,096
Cable TV – 0.4%
Cable One, Inc.	963	$1,760,711
Computer Software – 13.8%
Autodesk, Inc. (a)	21,601	$5,986,717
Black Knight, Inc. (a)	65,696	4,860,847
Bumble, Inc., “A” (a)	33,919	2,115,867
Cadence Design Systems, Inc. (a)	87,220	11,948,268
Coupa Software, Inc. (a)	12,508	3,183,036
DocuSign, Inc. (a)	12,640	2,558,968
Dragoneer Growth Opportunities Corp.(a)(zz)	55,215	574,236
Dragoneer Growth Opportunities Corp.(a)(zz)	23,803	241,600
Dragoneer Growth Opportunities Corp. (PIPE)(a)(u)(w)(z)(zz)	13,884	129,775
Dun & Bradstreet Holdings, Inc. (a)	117,461	2,796,746
Eventbrite, Inc. (a)	81,611	1,808,500
Everbridge, Inc. (a)	23,246	2,816,950
Okta, Inc. (a)	16,325	3,598,520
Paylocity Holding Corp. (a)	21,862	3,931,443
Qualtrics International, “A” (a)	21,625	711,679
RingCentral, Inc. (a)	13,477	4,014,529
Roblox Corp., “A” (a)	18,032	1,169,015
Synopsys, Inc. (a)	19,141	4,742,757
Topicus.com, Inc. (a)	6,183	406,099
Unity Software, Inc. (a)	4,392	440,562
		$58,036,114
Computer Software - Systems – 7.6%
Constellation Software, Inc.	3,222	$4,499,673
NICE Systems Ltd., ADR (a)	24,903	5,428,107
Reinvent Technology Partners (a)	39,040	418,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
ServiceNow, Inc. (a)	11,423	$5,712,757
Square, Inc., “A” (a)	20,164	4,578,236
SS&C Technologies Holdings, Inc.	30,647	2,141,306
TransUnion	64,571	5,811,390
Wix.com Ltd. (a)	11,622	3,245,095
		$31,834,682
Construction – 4.5%
AZEK Co. LLC (a)	33,052	$1,389,837
Builders FirstSource, Inc. (a)	43,622	2,022,752
Lennox International, Inc.	11,141	3,471,424
Pool Corp.	15,102	5,213,814
Vulcan Materials Co.	38,860	6,557,625
		$18,655,452
Consumer Products – 1.7%
Scotts Miracle-Gro Co.	29,401	$7,202,363
Consumer Services – 3.4%
Bright Horizons Family Solutions, Inc. (a)	64,079	$10,986,345
Peloton Interactive, Inc., “A” (a)	29,932	3,365,554
		$14,351,899
Containers – 0.6%
Ball Corp.	27,336	$2,316,453
Electrical Equipment – 2.8%
AMETEK, Inc.	67,580	$8,631,993
Littlefuse, Inc.	11,809	3,122,772
		$11,754,765
Electronics – 6.1%
ASM International N.V.	9,104	$2,647,713
Entegris, Inc.	60,824	6,800,123
MKS Instruments, Inc.	22,113	4,100,192
Monolithic Power Systems, Inc.	29,257	10,333,865
Silicon Laboratories, Inc. (a)	11,112	1,567,570
		$25,449,463
Gaming & Lodging – 2.1%
Caesars Entertainment, Inc. (a)	30,007	$2,624,112
DraftKings, Inc. (a)	18,916	1,160,118
Penn National Gaming, Inc. (a)	32,982	3,457,833
Vail Resorts, Inc. (a)	4,827	1,407,843
		$8,649,906
General Merchandise – 0.6%
Five Below, Inc. (a)	13,694	$2,612,678
Insurance – 1.6%
Arthur J. Gallagher & Co.	54,806	$6,838,145
Internet – 3.5%
Affirm Holdings, Inc. (a)	10,292	$727,850
IAC/InterActiveCorp (a)	25,710	5,561,330
Match Group, Inc. (a)	60,254	8,277,695
		$14,566,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.6%
Electronic Arts, Inc.	15,967	$2,161,453
Take-Two Interactive Software, Inc. (a)	48,418	8,555,460
		$10,716,913
Machinery & Tools – 1.6%
IDEX Corp.	27,516	$5,759,649
Roper Technologies, Inc.	1,845	744,162
		$6,503,811
Medical & Health Technology & Services – 6.1%
Charles River Laboratories International, Inc. (a)	28,323	$8,208,855
Guardant Health, Inc. (a)	21,933	3,348,072
HealthEquity, Inc. (a)	13,215	898,620
ICON PLC (a)	28,961	5,687,072
IDEXX Laboratories, Inc. (a)	6,277	3,071,399
PRA Health Sciences, Inc. (a)	6,526	1,000,632
Quest Diagnostics, Inc.	10,556	1,354,757
Teladoc Health, Inc. (a)	9,999	1,817,318
		$25,386,725
Medical Equipment – 11.3%
Agilent Technologies, Inc.	34,532	$4,390,398
Align Technology, Inc. (a)	8,249	4,467,081
Bio-Techne Corp.	17,978	6,866,338
Maravai Lifesciences Holdings, Inc., “A” (a)	71,862	2,561,162
Masimo Corp. (a)	23,259	5,341,662
Mettler-Toledo International, Inc. (a)	1,476	1,705,798
PerkinElmer, Inc.	74,827	9,599,556
STERIS PLC	41,378	7,881,681
West Pharmaceutical Services, Inc.	16,645	4,690,228
		$47,503,904
Metals & Mining – 0.8%
Howmet Aerospace, Inc. (a)	104,972	$3,372,750
Network & Telecom – 0.9%
CoreSite Realty Corp., REIT	31,044	$3,720,623
Other Banks & Diversified Financials – 0.3%
Altimeter Growth Corp. (a)	67,090	$819,840
Altimeter Growth Corp. 2 (a)	62,145	645,065
		$1,464,905
Pharmaceuticals – 0.5%
Ascendis Pharma (a)	17,416	$2,244,574
Pollution Control – 0.2%
Waste Connections, Inc.	7,702	$831,662
Printing & Publishing – 1.5%
Warner Music Group Corp.	32,533	$1,116,858
Wolters Kluwer N.V.	60,743	5,279,813
		$6,396,671
Railroad & Shipping – 0.9%
Kansas City Southern Co.	14,436	$3,809,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.1%
Chipotle Mexican Grill, Inc., “A” (a)	3,834	$5,447,424
Domino's Pizza, Inc.	9,175	3,374,473
		$8,821,897
Specialty Stores – 5.4%
Burlington Stores, Inc. (a)	21,416	$6,399,101
Chewy, Inc., “A” (a)	36,130	3,060,572
Lululemon Athletica, Inc. (a)	13,788	4,228,917
O'Reilly Automotive, Inc. (a)	5,519	2,799,513
Petco Health & Wellness Co., Inc. (a)	19,222	425,960
Tractor Supply Co.	11,738	2,078,565
Ulta Beauty, Inc. (a)	11,833	3,658,409
		$22,651,037
Telecommunications - Wireless – 0.8%
SBA Communications Corp., REIT	11,390	$3,161,295
Total Common Stocks		$417,293,103
	Strike Price	First Exercise
Warrants – 0.0%
Business Services – 0.0%
Paysafe Ltd. (1 share for 1 warrant, Expiration 12/31/28) (a)	$11.50	4/16/21	22,337	$96,048

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,423,860	$1,423,860

Other Assets, Less Liabilities – 0.1%		326,530
Net Assets – 100.0%		$419,139,541
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,423,860 and $417,389,151, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Dragoneer Growth Opportunities Corp. (PIPE)	2/02/21	$138,840	$129,775
% of Net assets			0.0%
(zz)	Securities subject to a restriction on resale, based on an agreement between the fund and the issuer, in conjunction with a business combination.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$379,244,182	$—	$129,775	$379,373,957
Israel	8,673,202	—	—	8,673,202
Netherlands	7,927,526	—	—	7,927,526
United Kingdom	6,744,703	—	—	6,744,703
Canada	5,737,434	—	—	5,737,434
Ireland	5,687,072	—	—	5,687,072
Denmark	2,244,574	—	—	2,244,574
Bermuda	1,000,683	—	—	1,000,683
Mutual Funds	1,423,860	—	—	1,423,860
Total	$418,683,236	$—	$129,775	$418,813,011
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/20	$—
Purchases (Dragoneer PIPE Shares)	129,775
Balance as of 3/31/21	$129,775
At March 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,635,619	$18,538,182	$19,749,941	$—	$—	$1,423,860
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$571	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.